Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Information [Abstract]
Schedule of Significant Expense Categories and Consolidated Net Loss Details	The following is a summary of the significant expense categories and consolidated net loss details provided to the CODM:
	Three Months Ended March 31,
	2025	2024
Segment operating expenses:
Research and development:
GEM-AKI, GEM-CKD and GEM-PSI clinical study expenses	$470,578	$333,225
Other expenses(1)	23,613	89,015
Personnel expenses (including stock-based compensation)	364,639	295,342
General and administrative	1,236,157	1,184,556
Change in fair value of warrant liability	(1,417)	(68,427)
Other income (expense), net(2)	(42,485)	847,722
Net loss	$(2,051,085)	$(2,681,433)

(1)	Other research and development expenses primarily consist of facilities charges, third party consultant costs, costs related to other product candidates, and other unallocated costs.
(2)	Clinical trial related settlement expenses with A-IR Clinical Research Ltd., foreign currency transaction gains and losses and interest income from our cash balances in savings accounts.
The following is a summary of the significant expense categories and consolidated net loss details provided to the CODM:
	Year Ended December 31,
	2024	2023
Segment operating expenses:
Research and development:
Product Candidates clinical study expenses	$1,681,731	$209,702
Manufacturing expenses	390,022	697,429
Other program expenses(1)	77,679	2,190,493
Other expenses(2)	172,369	282,948
Personnel expenses (including stock-based compensation)	1,227,195	765,330
General and administrative	4,426,113	4,510,762
Change in fair value of warrant liability	(81,441)	(8,328,937)
Other (expense) income, net(3)	7,144,868	(207,473)
Net loss	$(15,038,536)	$(120,254)
(1)	Other program expenses include pre-clinical costs and clinical preparation costs primarily for our Product Candidates.

(2)	Other research and development expenses primarily consist of facilities charges, third party consultant costs, costs related to other product candidates, and other unallocated costs.

(3)	LifeSci Capital LLC judgment expense, reimbursement of costs, clinical trial related settlement expenses with A-IR Clinical Research Ltd., expense in connection with the deferred underwriting commissions, foreign currency transaction gains and losses and interest income from our cash balances in savings accounts.